SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 8. SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions occurred through the date of filing. Company has no material subsequent event to report.